Significant accounting policies: (Policies)	9 Months Ended
Dec. 31, 2011
Significant accounting policies:
Basis of presentation

The consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries and variable interest entities for which the Company is considered the primary beneficiary. Intercompany balances and transactions have been eliminated.

Interests in variable interest entities are consolidated by the Company if the Company is the primary beneficiary. The Company has identified CWI and BTIC Westport Inc. (“BWI”) as variable interest entities and determined that the Company is the primary beneficiary. Accordingly, the Company has consolidated these entities. The 50% interest held by the Company’s joint venture partners is reflected as “joint venture partners’ share of net assets of joint ventures” in these consolidated financial statements.

These consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). Effective April 1, 2011, the Company elected to report its consolidated financial statements in accordance with U.S. GAAP. The change in generally accepted accounting principles and its impact on the consolidated financial statements is described in note 3(a).

Foreign currency translation

Effective April 1, 2010, the Company changed the reporting currency for its consolidated financial statement presentation from the Canadian dollar to the United States dollar. The functional currency of the Company’s operations continues to be the Canadian dollar except for CWI, which continues to use the U.S. dollar as its functional currency, OMVL and Emer, which use the Euro as their functional currency, and AFV, which uses the Swedish Krona as its functional currency. The Company translates its consolidated Canadian dollar, Euro and Swedish Krona functional currency financial statements into the reporting currency using the current rate method. All assets and liabilities are translated using the period end exchange rates. Shareholders’ equity balances are translated using a weighted average of historical exchange rates. Revenues and expenses are translated using the monthly average rate for the period. All resulting exchange differences are recognized in other comprehensive income.

Transactions that are denominated in currencies other than the functional currency of the Company or its subsidiaries are translated at the rate in effect on the date of the transaction. Foreign currency denominated monetary assets and liabilities are translated at the exchange rate in effect on the balance sheet date. Non-monetary assets and liabilities are translated at the historical exchange rate. All foreign exchange gains and losses are recognized in the statement of operations, except for the translation gains and losses arising from available-for-sale instruments which are recorded through other comprehensive income until realized through disposal or impairment.

Except as otherwise noted, all amounts in these financial statements are presented in U.S. dollars. The year-end exchange rate of the Canadian dollar as at December 31, 2011 was $1.02 (March 31, 2011 – $1.03), and the average exchange rate for the nine month period ended December 31, 2011 was $1.01 (years ended March 31, 2011 – $0.98; March 31, 2010 – $0.92). The period end exchange rate of the Euro was 1.30 (March 31, 2011 – 1.42), and the average exchange rate for the Euro for the nine month period ended December 31, 2011 was 1.40 (July 2, 2010 to March 31, 2011 – 1.34). The period end exchange rate of the Swedish Krona was 0.15 (October 12, 2011 – 0.15) and the average exchange rate for the Swedish Krona from October 12, 2011 to December 31, 2011 was 6.74.

Cash and cash equivalents
Cash and cash equivalents includes cash, term deposits, bankers acceptances and guaranteed investment certificates with maturities of ninety days or less when acquired. Cash equivalents are considered as held for trading and recorded at fair value with changes in fair value recognized in the consolidated statements of operations.

Short-term investments
Short-term investments, consisting of investment grade commercial paper, banker acceptances, bearer deposit notes, guaranteed investment certificates and other term deposits, are considered available for sale and recorded at fair value with changes in fair value recognized in accumulated other comprehensive income until realized. A decline in value that is considered other than temporary is recognized in net loss for the period.

Accounts and loans receivable
Accounts receivable and loans receivable are measured at amortized cost. An allowance for doubtful accounts is recorded based on a review of specific accounts deemed uncollectible. Account balances are charged against the allowance in the period in which it is considered probable that the receivable will not be recovered.

Inventories
The Company’s inventories consist of the Company’s fuel system products (finished goods), work-in-progress, purchased parts and assembled parts. Inventories are recorded at the lower of cost and net realizable value. Cost is determined based on the lower of weighted average cost and net realizable value. The cost of fuel system product inventories, assembled parts and work-in-progress includes materials, labour and production overhead including depreciation. An inventory obsolescence provision is provided to the extent cost of inventory exceeds net realizable value. In establishing the amount of the inventory obsolescence provision, management estimates the likelihood that inventory carrying values will be affected by changes in market demand and technology, which would make inventory on hand obsolete.

Property, plant and equipment

Property, plant and equipment are stated at cost. Depreciation is provided as follows:

Assets	Basis	Rate
Buildings	Straight-line	10 years
Computer equipment and software	Straight-line	3 years
Furniture and fixtures	Straight-line	5 years
Machinery and equipment	Straight-line	8 years
Leasehold improvements	Straight-line	Lease term

Long-term investments
The Company accounts for investments in which it has significant influence using the equity basis of accounting. All other long-term investments, other than warrants, are designated as available for sale and recorded at their fair value to the extent a reliable fair value is determinable. Changes in fair value are recognized in accumulated other comprehensive income (loss). A decline in value that is considered other than temporary is recognized in net loss for the period. Investments in warrants are accounted for as derivative instruments and recognized at fair value. Changes in fair value are recognized in net loss for the year.

Financial liabilities
Accounts payable and accrued liabilities, short-term debt and long-term debt are measured at amortized cost. Transaction costs relating to long-term debt are deferred in other assets on initial recognition and are amortized using the effective interest rate method.

Research and development costs
Research and development costs are expensed as incurred and are recorded net of government funding received or receivable. Related investment tax credits reduce research and development expenses in the same year in which the related expenditures are charged to earnings or loss, provided there is reasonable assurance the benefits will be realized.

Government assistance
The Company periodically applies for financial assistance under available government incentive programs, which is recorded in the period it is received or receivable. Government assistance relating to the purchase of property, plant and equipment is reflected as a reduction of the cost of such assets. Government assistance related to research and development activities is recorded as a reduction of the related expenditures.

Intangible assets
Intangible assets consist primarily of the cost of intellectual property, trademarks, technology, customer contracts and non-compete agreements. Intangible assets are amortized over their estimated useful lives which range from 5 to 20 years.

Impairment of long-lived assets
The Company reviews its long-lived assets for impairment, including property, plant and equipment and intellectual property, to be held and used whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If such conditions exist, assets are considered impaired if the sum of the undiscounted expected future cash flows expected to result from the use and eventual disposition of an asset is less than its carrying amount. An impairment loss is measured at the amount by which the carrying amount of the asset exceeds its fair value. When quoted market prices are not available, the Company uses the expected future cash flows discounted at a rate commensurate with the risks associated with the recovery of the asset as an estimate of fair value.

Goodwill impairment

Goodwill is not amortized and instead is tested at least annually for impairment, or more frequently when events or changes in circumstances indicate that goodwill might be impaired. This impairment test is performed annually at November 30.

A two-step test is used to identify a potential impairment and to measure the amount of impairment, if any. The first step is to compare the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is considered not impaired; otherwise, goodwill is impaired and the loss is measured by performing step two. Under step two, the impairment loss is measured by comparing the implied fair value of the reporting unit goodwill with the carrying amount of goodwill.

Fair value is determined using widely accepted valuation techniques, including discounted cash flows and market multiple analyses. These types of analyses contain uncertainties because they require management to make assumptions and to apply judgment to estimate industry economic factors and the profitability of future business strategies. It is the Company’s policy to conduct impairment testing based on its current business strategy in light of present industry and economic conditions, as well as its future expectations.

Goodwill is recorded at the time of purchase for the excess of the amount of the purchase price over the fair values of the assets acquired and liabilities assumed. Future adverse changes in market conditions or poor operating results of underlying assets could result in losses or an inability to recover the carrying value of the goodwill, thereby possibly requiring an impairment charge.

Warranty liability
Estimated warranty costs are recognized at the time the Company sells its products and are included in cost of revenue. The Company provides warranty coverage on products sold for a period of two years from the date the products are put into service by customers. Warranty liability represents the Company’s best estimate of warranty costs expected to be incurred during the warranty period. Furthermore, the current portion of warranty liability represents the Company’s best estimate of the costs to be incurred in the next twelve-month period. The Company uses historical failure rates and cost to repair defective products together with known information to estimate the warranty liability. New product launches require a greater use of judgment in developing estimates until claims experience becomes available. Product specific experience is typically available four or five quarters after product launch, with a clear experience trend not evident until eight to twelve quarters after launch. The Company records warranty expense for new products upon shipment using a factor based upon historical experience from previous engine generations in the first year, a blend of actual product and historical experience in the second year and product specific experience thereafter. The ultimate amount payable by the Company and the timing will depend on actual failure rates and cost to repair failures of its products. Since a number of the Company’s products are new in the market, historical data may not necessarily reflect actual costs to be incurred and may result in significant fluctuations in the warranty liability.

Extended warranty
The Company sells extended warranty contracts that provide coverage in addition to the basic two-year coverage. Proceeds from the sale of these contracts are deferred and amortized over the extended warranty period commencing at the end of the basic warranty period. On a periodic basis, management reviews the estimated warranty costs expected to be incurred related to these contracts and recognizes a loss to the extent such costs exceed the related deferred revenue.

Revenue recognition

Product and parts revenue is recognized when the products are shipped and title passes to the customer. Revenue also includes fees earned from performing research and development activities for third parties, as well as technology license fees from third parties. Revenue from research and development activities is recognized as the services are performed. Revenue from technology license fees is recognized over the duration of the licensing agreement. Amounts received in advance of the revenue recognition criteria being met are recorded as deferred revenue.

The Company also earns service revenue from certain research and development arrangements under which the Company provides contract services relating to developing natural gas engines or biogas engines for use in customer products. Service revenue is recognized using the milestone method upon completion of project milestones as defined and agreed to by the Company and its customers. The Company recognizes consideration earned from the achievement of a substantive milestone in its entirety in the period in which the milestone is achieved. The payment associated with each milestone relates solely to past performance and is deemed reasonable upon consideration of deliverables and the payment terms within the contract.

Income taxes

The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred income tax assets and liabilities are determined based on temporary differences between the accounting and tax basis of the assets and liabilities and for loss carry forwards and are measured using the tax rates expected to apply when these tax assets and liabilities are recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in income in the period that includes income tax laws that have been enacted at the balance sheet date. A valuation allowance is provided to reduce the deferred income tax assets if, based upon available evidence, it is more likely than not that some or all of the deferred income tax assets will not be realized.

The Company recognizes the benefit of tax positions when it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement.

In cases where the Company is charged interest and penalties on uncertain tax positions that do not meet the recognition criteria, the Company includes these in interest expense and other operating expenses, respectively.

Stock-based compensation plans

The Company has stock option plans, which are described in note 18(a). The Company accounts for stock-based compensation related to stock options granted to employees and directors at their fair value on the date of grant. Compensation expense, net of estimated forfeitures, is recognized in results from operations over the vesting period. The Company has an employee share purchase plan, which is described in note 18(b). The Company matches the employees’ contribution and recognizes this cost as an expense in the period it is incurred. This plan was terminated on March 31, 2011.

The Company also issues share units under its stock-based compensation plans as described in note 18(c). The Company grants both restricted share units (“RSUs”) and performance share units (“PSUs”). The Company accounts for stock-based compensation related to RSUs and PSUs (the “Units”) at their fair value on the date of grant, and compensation expense, net of estimated forfeitures, is recognized in the period earned, which generally is the period over which the Units vest. Certain Units vest based on both a service condition and a market condition which is determined by the performance of the Company’s share price on the Toronto Stock Exchange. The impact of market conditions, if any, on the compensation expense is determined at the time of grant with no adjustment to compensation expense for actual result of the market condition.

Post-retirement benefits
The Company has implemented a group-registered retirement savings plan (“RRSP”) in which full-time employees of the Company are eligible to participate. Eligible employees may make contributions up to their personal eligible contribution limit under the Canadian Income Tax Act. The Company contributes up to a maximum combined total of 5% of the employee’s regular base pay to the RRSP and/or the employee share purchase plan and recognizes this cost as an expense in the period it is incurred. During the nine months ended December 31, 2011, the Company recognized $699 (years ended March 31, 2011—$661; March 31, 2010—$635) of expense associated with the RRSP.

Use of estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant areas requiring the use of estimates are the determination of the fair value of assets and liabilities acquired in business combinations, the determination of future cash flows and discount rates for impairment of long-lived assets and goodwill, valuation of inventories, valuation of deferred income tax assets and recognition of tax uncertainties, and the determination of warranty liability. Actual results could differ from those estimates.

Loss per share
Basic loss per share is calculated using the weighted average number of shares outstanding during the period. Diluted loss per share is computed similarly to basic loss per share, except the weighted average number of shares outstanding is increased to include additional shares from the assumed exercise of conversion options, stock options, warrants, and performance and restricted share units, if dilutive. For stock options, warrants and share units, the number of additional shares is calculated by assuming that outstanding stock options, warrants and share units were exercised at the beginning of the year or when granted and the proceeds from such exercises were used to repurchase shares of common stock at the average market price during the period. For conversion options, the Company uses the if-converted method, which assumes the exercise of options occurs at the beginning of the year or when granted. For all periods presented, diluted loss per share does not differ from basic loss per share as the impact of dilutive securities is anti-dilutive.

Reclassifications
Certain items in the prior period financial statements have been reclassified to conform with current year presentation.